Schedule of disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 64,574	$ 83,032	$ 237,014	$ 128,531
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	26,347	33,878	39,792	47,421
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 38,227	$ 49,154	$ 197,222	$ 81,110